SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 126,313	$ 1,382,525		$ 1,262
Receivables	296,049	2,316		0
Prepaid Expenses	302,573	27,160		62,089
Inventory	82,947	67,144		0
Due from related parties	399,507	429,648		399,251
Intangible assets (net)	52,414	54,912		0
Operating lease right of use assets	1,942,351	315,207		546,350
Lease security deposits	177,289	86,811		83,386
Customer deposits	0	11,028		0
Due to related partis	243,556	91,951		93,852
Operating lease liabilities	1,486,196	0		283,422
Total liabilities	2,980,858	1,277,257		640,202
Shareholders' equity	926,521	1,167,619	$ 828,161	$ 488,733	$ 0
Yubo Beijing [Member]
Cash	48,278	746,613
Receivables	296,049	2,316
Prepaid Expenses	58,399	27,160
Inventory	82,947	67,144
Due from related parties	399,507	429,648
Property and equipment (net)	80,337	79,153
Intangible assets (net)	52,414	54,912
Operating lease right of use assets	231,264	315,207
Lease security deposits	86,225	86,811
Investment in Yubo Jingzhi (A)	228,290	0
Receivables from other consolidating entities (A)	250,624	0
Total assets	1,814,364	1,808,964
Accounts payable and accrued expense	0	101,175
Customer deposits	0	11,028
Advances from prospective customers/distributors	794,951	757,896
Due to related partis	243,556	91,951
Operating lease liabilities	231,264	315,207
Total liabilities	2,980,858	1,277,257
Shareholders' equity	$ 544,593	$ 531,707